Intangible Assets and Goodwill (Tables)	12 Months Ended
Apr. 29, 2017
Amortizable Intangible Assets and Unamortizable Intangible Assets

Amortizable intangible assets	Useful Life	As of April 29, 2017
		Gross Carrying Amount	Accumulated Amortization	Total
Technology	5-10	$10,710	$(9,997)	$713
Distribution contracts	10	8,325	(8,201)	124
Other	3-10	6,458	(6,384)	74

		$25,493	$(24,582)	$911

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				15,894

				$309,294

Total amortizable and unamortizable intangible assets as of April 29, 2017				$310,205

Amortizable intangible assets	Useful Life	As of April 30, 2016
		Gross Carrying Amount	Accumulated Amortization	Total
Technology	5-10	$10,710	$(9,589)	$1,121
Distribution contracts	10	8,325	(7,905)	420
Other	3-10	6,375	(6,306)	69

		$25,410	$(23,800)	$1,610

Unamortizable intangible assets		Trade name	Publishing contracts	Total
Balance at May 2, 2015		$293,400	$19,734	$313,134
Impairment		—	(3,840)	(3,840)

Balance at April 30, 2016		$293,400	$15,894	$309,294

Total amortizable and unamortizable intangible assets as of April 30, 2016				$310,904

Aggregate Amortization Expense

Aggregate Amortization Expense
For the 52 weeks ended April 29, 2017	$782
For the 52 weeks ended April 30, 2016	$1,012
For the 52 weeks ended May 2, 2015	$4,461

Estimated Amortization Expense
Estimated Amortization Expense
(12 months ending on or about April 30)
2018	$587
2019	$324

Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for fiscal 2017 and fiscal 2016 are as follows:

	B&N Retail Segment	NOOK Segment	Total Company
Balance as of May 2, 2015	$215,197	—	$215,197
Benefit of excess tax amortization (a)	(3,921)	—	(3,921)

Balance as of April 30, 2016	$211,276	—	$211,276
Benefit of excess tax amortization (a)	(3,895)	—	(3,895)

Balance as of April 29, 2017	$207,381	—	$207,381

(a)	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company’s income tax return.